PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of
	June 30, 2025	December 31, 2024
Prepayment to vendors	$3,652,366	$7,079,049
Advances to employees (1)	69,182	26,903
Others (2)	706,854	583,471
Prepaid expenses and other current assets	$4,428,402	$7,689,423

(1)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.

(2)	The balance primarily represented a deductible VAT input tax of $479,339 and $233,589 as of June 30, 2025 and December 31, 2024, respectively.